Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
	2017	2016
	US$’000	US$’000
Accounts receivable	3,917	4,431
Less: Allowance for doubtful debts	(109)	(38)
	3,808	4,393

The following is an aging analysis of past due account receivables as of December 31, 2017 and 2016:

	2017	2016
	US$’000	US$’000
Current	1,816	1,789
30-59 days	1,076	1,072
60-89 days	288	852
Greater than or equal to 90 days	628	680
	3,808	4,393

ZHEJIANG TIANLAN
Accounts receivable, net
	2017	2016
	RMB’000	RMB’000
Accounts receivable	222,279	204,166
Less: Allowance for doubtful debts	(41,761)	(39,066)
	180,518	165,100

The following is an aging analysis of past due account receivables as of December 31, 2017 and 2016:

	2017	2016
	RMB’000	RMB’000
Within 1 year	128,413	118,476
1 year – 2 years	37,934	31,340
2 years – 3 years	9,158	9,387
3 years – 4 years	4,120	4,593
4 years – 5 years	893	240
Greater than 5 years	-	1,064
	180,518	165,100

At December 31, 2017, the trade receivables pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB24,363,000 (2016: RMB25,474,000).

ZHEJIANG JIAHUAN
Accounts receivable, net
	2017	2016
	RMB’000	RMB’000
Accounts receivable, gross	91,885	91,069
Less: Allowance for doubtful debts	(32)	(32)
Accounts receivable, net
	91,853	91,037

	2017	2016
	RMB’000	RMB’000
Balance at beginning and end of the year	(32)	(32)